Investment and return (Tables)	12 Months Ended
Dec. 31, 2025
Investment and return
Schedule of financial assets

Financial assets (a)
In millions of €	2025	2024
Cash and cash equivalents
Cash at bank and in hand	402	53
Short-term deposits with maturity of less than three months	39	17
	441	70

(a)	Financial assets exclude trade and other current receivables which are covered in Note 12.

Reconciliation of cash and cash equivalents to the cash flow statement

Cash and cash equivalents reconciliation to the cash flow statement
In millions of €	2025	2024
Cash and cash equivalents per balance sheet	441	70
Less: bank overdrafts	(5)	(3)
Cash and cash equivalents per cash flow statement	436	67